Financial Instruments and Financial Risk Management - Summary of Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Statements of Financial Position (Details) - USD ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Financial assets, Carrying Amount	$ 1,116,690	$ 1,087,414
Financial assets, Fair Value	1,116,690	1,087,414
Financial liabilities, Carrying Amount	2,044,182	2,488,601
Financial liabilities, Fair Value	2,029,016	2,259,320
Assets Carried at Fair Value | Investment in Equity Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets, Carrying Amount	85,964	31,391
Financial assets, Fair Value	85,964	31,391
Assets Carried at Amortized Cost | Trade and Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets, Carrying Amount	1,030,726	1,056,023
Financial assets, Fair Value	1,030,726	1,056,023
Liabilities Carried at Fair Value | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Carrying Amount	19,657	18,599
Financial liabilities, Fair Value	19,657	18,599
Liabilities Carried at Amortized Cost | Trade and Other Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Carrying Amount	708,768	861,908
Financial liabilities, Fair Value	708,768	861,908
Liabilities Carried at Amortized Cost | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Carrying Amount	1,315,757	1,608,094
Financial liabilities, Fair Value	$ 1,300,591	$ 1,378,813